Overview - Management and organizational structure (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item segment subsidiary	Jun. 17, 2021
Overview
Number of operating segments | segment	1
Numbered of owned vessels in operation	22
Number of chartered vessels in operations	4
Average Age Of Vessels	10 years 3 months 18 days
Number of wholly owned subsidiaries | subsidiary	79
Number of joint ventures	1
Estimated scrap value (per lwt) | $	$ 400
Ardmore Shipping Corporation
Overview
Percentage of ownership interest (as a percent)	100.00%
Anglo Ardmore Ship Management Limited
Overview
Percentage of ownership interest (as a percent)	50.00%
Anglo Ardmore Ship Management Limited | Corporate Joint Venture [Member]
Overview
Percentage of ownership interest (as a percent)	50.00%
e1 Marine LLC | Corporate Joint Venture [Member]
Overview
Percentage of ownership interest (as a percent)		33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%